Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Breakdown of Revenues	The breakdown of “Revenues” is as follows:

Millions of euros	2018	2017	2016
Rendering of services	43,085	47,175	47,321
Sales	5,608	4,833	4,715
Total	48,693	52,008	52,036

Schedule of Breakdown of Other Income
The breakdown of “Other income” is as follows:

Millions of euros	2018	2017	2016
Own work capitalized	815	863	867
Gain on disposal of companies	21	3	228
Gain on disposal of other assets	241	176	130
Government grants	22	23	28
Other operating income	523	424	510
Total	1,622	1,489	1,763

Schedule of Breakdown of Other Expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2018	2017	2016
Leases included in "Other expenses"	1,071	1,069	1,076
Advertising	1,029	1,211	1,256
Other external services	10,398	10,445	10,436
Taxes other than income tax	365	1,285	1,136
Change in trade provisions	748	863	799
Losses on disposal of fixed assets and changes in provisions for fixed assets	35	44	71
Goodwill impairment (Note 7)	350	—	215
Other operating expenses	403	509	352
Total	14,399	15,426	15,341

Schedule of Estimated Payments on Operating Leases, Purchases, and Other Contractual Commitments
The estimated payment schedule in millions of euros for the next few years on operating leases and purchase and other contractual commitments (non-cancelable without penalty cost) are as follows:

12/31/2018	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Telefónica Brazil	2,338	446	760	555	577
Telefónica Germany	2,151	436	667	432	616
Telefónica Hispam Norte	1,347	271	479	265	332
Telefónica Hispam Sur	446	112	186	86	62
Telefónica Spain	534	114	191	136	93
Telefónica United Kingdom	578	177	189	103	109
Others	491	93	165	99	134
Operating lease obligations(1)	7,885	1,649	2,637	1,676	1,923
Purchase and other contractual obligations(2)	12,881	4,864	4,990	1,801	1,226
(1) This item includes definitive payments (non-cancelable without penalty cost). Our operating lease obligations have in some cases extension options conditioned on the applicable law of each country. Accordingly, we have included only those amounts that represent the initial contract period.
(2) This item includes definitive payments (non-cancelable without penalty cost) due for agreements to purchase goods (such as network equipment) and services.
The payment schedule of finance leases of Telefónica Germany at December 31, 2018, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	8	—	8
From one to five years	22	1	23
Total	30	1	31
The payment schedule of finance leases of Telefónica Brazil at December 31, 2018, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	12	2	14
From one to five years	33	14	47
More than five years	44	69	113
Total	89	85	174

Schedule of Breakdown of the Telefónica Group’s Average Number of Employees by Segment
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2018, 2017 and 2016, together with total headcount at December 31 each year. The comparative figures have been restated to reflect the division of the Telefónica Hispanoamérica segment in Telefónica Hispam Norte and Telefónica Hispam Sur (see note 4).

	2018		2017		2016
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	26,712	25,305	28,084	27,291	30,214	28,772
Telefónica United Kingdom	6,732	7,188	6,776	6,687	7,454	7,075
Telefónica Germany	8,366	8,203	8,653	8,535	8,341	8,517
Telefónica Brazil	34,068	33,499	33,991	34,125	34,247	33,782
Telefónica Hispam Norte	12,254	12,156	12,620	12,354	13,214	13,150
Telefónica Hispam Sur	24,883	24,673	25,378	25,095	25,674	25,751
Other companies	8,838	9,114	9,869	8,631	12,976	10,276
Total	121,853	120,138	125,371	122,718	132,120	127,323

Schedule of Breakdown of Depreciation and Amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2018	2017	2016
Depreciation of property, plant and equipment (Note 8)	5,751	5,953	5,951
Amortization of intangible assets (Note 6)	3,298	3,443	3,698
Total	9,049	9,396	9,649

Schedule of Earnings Per Share
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2018	2017	2016
Profit attributable to ordinary equity holders of the parent from continuing operations	3,331	3,132	2,369
Adjustment for the coupon corresponding to undated deeply subordinated securities	(540)	(374)	(348)
Tax effect	138	97	91
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	—	1	1
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	2,929	2,856	2,113

Thousands
Number of shares	2018	2017	2016
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,126,575	5,110,188	4,909,254
Adjustment for mandatorily convertible notes	—	—	151,265
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,126,575	5,110,188	5,060,519
Telefónica, S.A. share option plans	663	—	2,716
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,127,238	5,110,188	5,063,235
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2018	2017	2016
Basic earnings per share	0.57	0.56	0.42
Diluted earnings per share	0.57	0.56	0.42